Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2017	2016
	(Millions of yen)
Land	274,551	283,893
Buildings	1,638,202	1,656,087
Machinery and equipment	1,804,982	1,778,552
Construction in progress	46,940	54,786

	3,764,675	3,773,318
Less accumulated depreciation	(2,638,055)	(2,578,342)

	1,126,620	1,194,976

Depreciation expenses for the years ended December 31, 2017, 2016 and 2015 were ¥189,712 million, ¥199,133 million and ¥223,759 million, respectively.

Amounts due for purchases of property, plant and equipment were ¥23,432 million and ¥31,318 million at December 31, 2017 and 2016, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.